Contingencies and Commitments - Additional Information - 2 (Detail) € in Millions, BRL in Millions, SAR in Billions							1 Months Ended									3 Months Ended			6 Months Ended	9 Months Ended		12 Months Ended										36 Months Ended	93 Months Ended
	Apr. 08, 2015 USD ($) Installment Refinery	Feb. 27, 2014 USD ($)	Feb. 27, 2014 EUR (€)	Sep. 30, 2013 MW	Apr. 08, 2013 USD ($)	Apr. 08, 2013 BRL	Apr. 30, 2016 USD ($) Refinery	Apr. 30, 2016 AUD Refinery	Sep. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Jan. 31, 2014	Oct. 31, 2013 USD ($)	Mar. 31, 2013 USD ($)	May 31, 2012 USD ($)	May 31, 2012 BRL	Sep. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Mar. 31, 2016 AUD	Jun. 30, 2015 USD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2016 SAR	Dec. 31, 2015 USD ($) MWh	Dec. 31, 2015 AUD MWh	Dec. 31, 2015 SAR MWh	Dec. 31, 2014 USD ($)	Dec. 31, 2014 AUD	Dec. 31, 2013 USD ($) MW	Dec. 31, 2012 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2004 USD ($)	Dec. 31, 2004 AUD	Dec. 31, 2002 t	Sep. 30, 2011 USD ($)	Sep. 30, 2011 AUD	Sep. 30, 2016 EUR (€)	Sep. 30, 2016 BRL	Sep. 30, 2016 AUD	Dec. 31, 2015 EUR (€)	Dec. 31, 2015 BRL	Dec. 31, 2015 AUD	Dec. 31, 2014 BRL	Apr. 08, 2013 BRL	Mar. 31, 2013 BRL	Jun. 30, 2012 Installment	May 26, 2012 USD ($)	May 26, 2012 EUR (€)	Mar. 26, 2012 USD ($)	Mar. 26, 2012 EUR (€)
Loss Contingencies [Line Items]
Increase in remediation reserve									$ 1,000,000							$ 7,000,000				$ 13,000,000		$ 107,000,000
Revised project cost submitted to reflect the removal of a larger volume of contaminated soil										$ 7,000,000
Total combined assessments																274,000,000				274,000,000		$ 263,000,000													€ 244			€ 241
Assured power from installed capacity | MWh																						1,685	1,685	1,685
Investment percentage under equity method																									40.00%																40.00%
Percentage of power self-sufficiency upon completion of project with full operating capacity				70.00%
Total energy demand | MW				690
Temporarily declined in energy demand | MW				675																							675
Range of reasonable possible loss																																													$ 110,000,000	€ 85	$ 110,000,000	€ 85
Number of alumina refineries to be powered under supplied agreement | Refinery							3	3
Number of installments | Installment																																												5
Purchase obligations due in 2016																						$ 66,000,000
Purchase obligations due in 2017																						122,000,000
Purchase obligations due in 2018																						124,000,000
Purchase obligations due in 2019																						126,000,000
Purchase obligations due in 2020																						129,000,000
Purchase obligations due thereafter																						1,711,000,000
Purchase obligations expenditures																						125,000,000			$ 172,000,000		$ 154,000,000
Operating leases, expense																						98,000,000			$ 115,000,000		$ 120,000,000
Long-term operating leases, minimum annual rentals due in 2015																						107,000,000
Long-term operating leases, minimum annual rentals due in 2016																						72,000,000
Long-term operating leases, minimum annual rentals due in 2017																						61,000,000
Long-term operating leases, minimum annual rentals due in 2018																						50,000,000
Long-term operating leases, minimum annual rentals due in 2019																						43,000,000
Long-term operating leases, minimum annual rentals due thereafter																						56,000,000
Guarantees of third party related to project financing																						478,000,000
Guarantee issued on behalf of smelting and rolling mill companies																						190,000,000
Letters of credit, total amount committed																						$ 363,000,000
Letters of credit, expiration date																						2016	2016	2016
Total amount committed under outstanding surety bonds																						$ 43,000,000
Surety bonds, expiration date																						2016	2016	2016
Asset included in other noncurrent assets																						$ 288,000,000
Gas Supply Contract [Member]
Loss Contingencies [Line Items]
Letters of credit, total amount committed																						$ 200,000,000
AWAC [Member]
Loss Contingencies [Line Items]
Investment percentage under equity method																									55.00%																55.00%
Minimum [Member]
Loss Contingencies [Line Items]
Expiration date of unconditional purchase obligations for energy																						2028	2028	2028
Guarantees, expiration date																						2017	2017	2017
Maximum [Member]
Loss Contingencies [Line Items]
Investment percentage under equity method																						50.00%																50.00%	50.00%	50.00%
Expiration date of unconditional purchase obligations for energy																						2036	2036	2036
Guarantees, expiration date																						2024	2024	2024
State and Local Jurisdiction [Member]
Loss Contingencies [Line Items]
Total combined assessments																43,000,000				43,000,000		$ 35,000,000														BRL 140			BRL 135
Maaden Alcoa Joint Venture [Member]
Loss Contingencies [Line Items]
Capital investment																				1,000,000		29,000,000			$ 120,000,000
Required plan contributions																				10,800,000,000	SAR 40.5	10,800,000,000		SAR 40.5
Equity investments																863,000,000				863,000,000		$ 928,000,000			$ 983,000,000
Maaden Alcoa Joint Venture [Member] | Alcoa Corporation [Member]
Loss Contingencies [Line Items]
Capital investment																				982,000,000
Required plan contributions																				$ 1,100,000,000
Ma'aden Joint Venture [Member]
Loss Contingencies [Line Items]
Ownership interest in joint venture																				74.90%	74.90%	74.90%	74.90%	74.90%
Alcoa Joint Venture [Member]
Loss Contingencies [Line Items]
Investment percentage under equity method																						60.00%																60.00%	60.00%	60.00%
Ownership interest in joint venture							60.00%	60.00%												25.10%	25.10%	25.10%	25.10%	25.10%
Alcoa Joint Venture [Member] | AWAC [Member]
Loss Contingencies [Line Items]
Investment percentage under equity method																						60.00%			60.00%													60.00%	60.00%	60.00%	60.00%
Maaden Alcoa Joint Venture Mine And Refinery Company [Member] | Other Noncurrent Liabilities and Deferred Credits [Member]
Loss Contingencies [Line Items]
Guarantee issued on behalf of smelting and rolling mill companies																3,000,000				$ 3,000,000		$ 3,000,000			$ 4,000,000
Maaden Alcoa Joint Venture Mine And Refinery Company [Member] | Financial Guarantee [Member]
Loss Contingencies [Line Items]
Debt service requirements, principal																				120,000,000		120,000,000
Debt service requirements, interest maximum																				30,000,000		30,000,000
Maaden Alcoa Joint Venture Mine And Refinery Company [Member] | AWAC [Member]
Loss Contingencies [Line Items]
Project financing Investment																560,000,000				560,000,000		$ 560,000,000
Maaden Alcoa Joint Venture Mine And Refinery Company [Member] | Alcoa Corporation [Member]
Loss Contingencies [Line Items]
Project financing Investment																2,232,000,000				$ 2,232,000,000
Alumina Limited [Member]
Loss Contingencies [Line Items]
Investment percentage under equity method																						40.00%																40.00%	40.00%	40.00%
Percentage of amount required to be contributed in the event Alcoa would be required to make payments under the guarantees																				40.00%	40.00%	40.00%	40.00%	40.00%
Alumina Limited [Member] | AWAC [Member]
Loss Contingencies [Line Items]
Investment percentage under equity method																						40.00%			40.00%													40.00%	40.00%	40.00%	40.00%
Ma'aden Alcoa Joint Venture Smelter And Rolling Mill Companies [Member]
Loss Contingencies [Line Items]
Project financing Investment																4,207,000,000				$ 4,207,000,000		$ 4,311,000,000
Ma'aden Alcoa Joint Venture Smelter And Rolling Mill Companies [Member] | Other Noncurrent Liabilities and Deferred Credits [Member]
Loss Contingencies [Line Items]
Guarantee issued on behalf of smelting and rolling mill companies																3,000,000				3,000,000		7,000,000			$ 8,000,000
Ma'aden Alcoa Joint Venture Smelter And Rolling Mill Companies [Member] | Financial Guarantee [Member]
Loss Contingencies [Line Items]
Debt service requirements, principal																				100,000,000		142,000,000
Debt service requirements, interest maximum																				35,000,000		$ 50,000,000
Ma'aden Alcoa Joint Venture Smelter And Rolling Mill Companies [Member] | Alcoa Corporation [Member]
Loss Contingencies [Line Items]
Project financing Investment																1,056,000,000				1,056,000,000
Machadinho And Barra Grande [Member]
Loss Contingencies [Line Items]
Commitment to taking share of output in associated projects at cost, in years																						30 years	30 years	30 years
Serrado Facao And Estreito [Member]
Loss Contingencies [Line Items]
Commitment to taking share of output in associated projects at cost, in years																						26 years	26 years	26 years
Bank Loan Obligations [Member] | Minimum [Member]
Loss Contingencies [Line Items]
Guarantees, expiration date																						2016	2016	2016
Bank Loan Obligations [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Guarantees, expiration date																						2017	2017	2017
Energy Raw Materials And Other Goods And Services [Member]
Loss Contingencies [Line Items]
Purchase obligations due in 2016																						$ 2,608,000,000
Purchase obligations due in 2017																						1,675,000,000
Purchase obligations due in 2018																						1,478,000,000
Purchase obligations due in 2019																						1,407,000,000
Purchase obligations due in 2020																						1,313,000,000
Purchase obligations due thereafter																						$ 13,247,000,000
Alcoa World Alumina Brasil [Member]
Loss Contingencies [Line Items]
Disallowed tax credits													$ 110,000,000																														BRL 220
Percentage of penalty of the gross disallowed amount					50.00%	50.00%							50.00%
Value added tax receivable														$ 41,000,000	BRL 82
Estimated range of reasonably possible loss, minimum | BRL						BRL 103
Alcoa World Alumina Brasil [Member] | Minimum [Member]
Loss Contingencies [Line Items]
Estimated range of reasonably possible loss, minimum					$ 0
Alcoa World Alumina Brasil [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Estimated range of reasonably possible loss, minimum					32,000,000
Alcoa World Alumina Brasil [Member] | Fixed Assets [Member]
Loss Contingencies [Line Items]
Disallowed tax credits | BRL																																										BRL 117
Alcoa World Alumina Brasil [Member] | Fixed Assets [Member] | Minimum [Member]
Loss Contingencies [Line Items]
Disallowed tax credits					0
Alcoa World Alumina Brasil [Member] | Fixed Assets [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Disallowed tax credits					36,000,000
Alcoa World Alumina Brasil [Member] | Foreign Currency Translation Adjustment [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Estimated range of reasonably possible loss, minimum					27,000,000
Alcoa World Alumina Brasil [Member] | Foreign Currency Translation Adjustment [Member] | Fixed Assets [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Disallowed tax credits					$ 30,000,000
Alcoa Aluminio [Member]
Loss Contingencies [Line Items]
Metal sold per month | t																																2,000
Majority-Owned Subsidiary | AofA [Member] | Service Agreements [Member]
Loss Contingencies [Line Items]
Gas supply agreement period																						12 years	12 years	12 years
Number of alumina refineries to be powered under supplied agreement | Refinery	3
Number of installments | Installment	2
Gas supply agreement prepayment amount	$ 500,000,000
Majority-Owned Subsidiary | AofA [Member] | Service Agreements [Member] | First Installment [Member]
Loss Contingencies [Line Items]
Gas supply agreement prepayment amount	300,000,000
Asset included in other noncurrent assets																504,000,000				$ 504,000,000		$ 288,000,000															AUD 654,000,000			AUD 395,000,000
Majority-Owned Subsidiary | AofA [Member] | Service Agreements [Member] | Second Installment [Member]
Loss Contingencies [Line Items]
Gas supply agreement prepayment amount	$ 200,000,000
Ligestra [Member]
Loss Contingencies [Line Items]
Costs and payments		$ 17,000,000	€ 12
Costs and payments related to damages		9,000,000	6
Payment period																				10 years	10 years	10 years	10 years	10 years
Ligestra [Member] | Minimum [Member]
Loss Contingencies [Line Items]
Percentage of payments and remediation costs											50.00%
Ligestra [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Percentage of payments and remediation costs											80.00%
Italian Ministry of Environment and Protection of Land and Sea[Member]
Loss Contingencies [Line Items]
Soil remediation project, estimated cost		33,000,000	24
Payments for emergency action and natural resource damages		$ 25,000,000	€ 18
Barra Grande [Member]
Loss Contingencies [Line Items]
Assured power from installed capacity | MWh																						160	160	160
Investment percentage under equity method																						42.18%																42.18%	42.18%	42.18%
Total investment in project																						$ 94,000,000			132,000,000														BRL 374		BRL 355
Esteirto Project [Member]
Loss Contingencies [Line Items]
Investment percentage																						25.49%	25.49%	25.49%
Assured power from installed capacity | MWh																						150	150	150
Mosjoen [Member]
Loss Contingencies [Line Items]
Increase in remediation reserve																			$ 11,000,000			$ 12,000,000						$ 20,000,000
Dampier to Bunbury Natural Gas Pipeline [Member]
Loss Contingencies [Line Items]
Capital investment																														$ 17,000,000	AUD 24,000,000
Dampier to Bunbury Natural Gas Pipeline [Member] | AofA [Member]
Loss Contingencies [Line Items]
Investment percentage							30.00%	30.00%																						20.00%	20.00%
Capital investment																																	$ 141,000,000	AUD 176,000,000
Prepayments made under the agreement for future gas transmission services																$ 288,000,000				$ 288,000,000																	AUD 373,000,000
Sale of stake							$ 154,000,000	AUD 205,000,000
Dampier to Bunbury Natural Gas Pipeline [Member] | Three-Year Equity Call Plan [Member]
Loss Contingencies [Line Items]
Required plan contributions																									39,000,000	AUD 40,000,000
Prepayments made under the agreement for future gas transmission services																						268,000,000																		AUD 368,000,000
Dampier to Bunbury Natural Gas Pipeline [Member] | Three-Year Equity Call Plan [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Range of reasonable possible loss																						380,000,000																		AUD 520,000,000
Dampier to Bunbury Natural Gas Pipeline [Member] | New Equity Call Plan [Member]
Loss Contingencies [Line Items]
Capital investment																	$ 20,000,000	AUD 27,000,000				17,000,000	AUD 22,000,000
Required plan contributions																	$ 3,000,000	AUD 5,000,000				$ 16,000,000	AUD 21,000,000		30,000,000	AUD 36,000,000
Fusina [Member]
Loss Contingencies [Line Items]
Increase in remediation reserve												$ 0																	$ 12,000,000
Portovesme [Member]
Loss Contingencies [Line Items]
Increase in remediation reserve																									3,000,000				$ 3,000,000
Baie Comeau Smelter [Member]
Loss Contingencies [Line Items]
Increase in remediation reserve																												$ 25,000,000
Machadinho [Member]
Loss Contingencies [Line Items]
Investment percentage																						30.99%	30.99%	30.99%
Assured power from installed capacity | MWh																						120	120	120
Serra Do Facao Project [Member]
Loss Contingencies [Line Items]
Assured power from installed capacity | MWh																						65	65	65
Investment percentage under equity method																						34.97%																34.97%	34.97%	34.97%
Total investment in project																						$ 52,000,000			$ 66,000,000														BRL 208		BRL 178